Document and Entity Information	Dec. 01, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001552033
Document Type	8-K/A
Document Period End Date	Dec. 01, 2021
Entity Registrant Name	TransUnion
Entity Incorporation State Country Code	DE
Entity File Number	001-37470
Entity Tax Identification Number	61-1678417
Entity Address, Address Line One	555 West Adams Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	(312)
Local Phone Number	985-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	TRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 1, 2021, Trans Union LLC (the “Company”), a subsidiary of TransUnion, completed its previously announced acquisition of the Marketing, Risk, and Communications Solutions Business (a business of Neustar, Inc.) (“Neustar”), pursuant to a Securities Purchase Agreement, dated as of September 11, 2021 with Aerial Investors LLC, a Delaware limited liability company (“Seller”), providing for the purchase from Seller all of the issued and outstanding shares of Aerial Ultimate Holdings Corp., a Delaware corporation (“Neustar Holdings”) (the “Acquisition”). On December 1, 2021, TransUnion filed its Current Report on Form 8-K (the “Original 8-K”) to report the completion of the Acquisition on December 1, 2021. Under Item 9.01 of the Original 8-K, TransUnion stated that (a) the financial statements of the business acquired required by Item 9.01 would be filed by amendment to the Original 8-K no later than 71 calendar days after the date on which the Original 8-K was required to be filed, and (b) the pro forma financial information required by Item 9.01 would be filed by amendment to the Original 8-K no later than 71 calendar days after the date on which the Original 8-K was required to be filed. Accordingly, this Current Report on Form 8-K/A amends Item 9.01 of the Original 8-K to present certain financial statements and certain pro forma financial information. Except for this Explanatory Note, the filing of the financial statements and the pro forma financial information required by Item 9.01, and the consent of PricewaterhouseCoopers LLP filed herewith as Exhibit 23.1, there are no changes to the Original 8-K.